UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.4%

	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
Amazon.com *	29,765	$43,185,741
Comcast, Cl A	436,803	18,577,232
Dollar General	97,553	10,059,665
Expedia	110,795	14,182,868
Home Depot	104,197	20,933,177
Omnicom Group	94,503	7,243,655
TJX	145,338	11,673,548
VF	119,526	9,698,340
		135,554,226
CONSUMER STAPLES — 3.0%
Colgate-Palmolive	114,297	8,485,409
CVS Health	69,469	5,466,516
PepsiCo	126,159	15,176,928
		29,128,853
ENERGY — 5.6%
Anadarko Petroleum	151,008	9,068,030
Chevron	97,087	12,169,856
EOG Resources	113,775	13,084,125
Kinder Morgan	509,970	9,169,261
Pioneer Natural Resources	62,697	11,467,908
		54,959,180
FINANCIALS — 16.0%
American Express	85,900	8,538,460
BlackRock, Cl A	25,543	14,350,057
Capital One Financial	120,002	12,475,408
Citigroup	304,881	23,927,061
Intercontinental Exchange	192,126	14,186,584
JPMorgan Chase	231,156	26,737,815
Prudential Financial	141,999	16,872,321
US Bancorp	300,034	17,143,943
Wells Fargo	329,904	21,701,085
		155,932,734
HEALTH CARE — 18.7%
Aetna	104,000	19,429,280
Allergan	70,941	12,787,825
Cigna	57,050	11,886,367
Danaher	209,183	21,186,054
Express Scripts Holding *	166,685	13,198,118

1

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Johnson & Johnson	159,102	$ 21,986,305
Medtronic	195,071	16,754,648
Merck	186,757	11,065,352
Stryker	89,668	14,739,626
Thermo Fisher Scientific	64,123	14,370,606
UnitedHealth Group	105,647	25,015,097
		182,419,278
INDUSTRIALS — 7.5%
Boeing	43,761	15,507,585
Fortive	150,602	11,448,764
Honeywell International	121,730	19,436,629
Union Pacific	103,084	13,761,714
United Technologies	95,257	13,146,419
		73,301,111
INFORMATION TECHNOLOGY — 26.6%
Adobe Systems *	54,800	10,946,848
Alliance Data Systems	29,290	7,517,571
Alphabet, Cl A *	10,216	12,077,560
Alphabet, Cl C *	33,279	38,934,433
Apple	129,719	21,718,852
Automatic Data Processing	116,860	14,447,402
Cisco Systems	588,750	24,456,675
Fidelity National Information Services	121,475	12,434,181
Fiserv *	110,853	15,612,536
Microsoft	384,101	36,493,436
Oracle	386,130	19,920,447
QUALCOMM	262,093	17,887,847
Visa, Cl A	215,282	26,744,483
		259,192,271
MATERIALS — 2.8%
DowDuPont	158,209	11,957,436
Praxair	91,720	14,811,863
		26,769,299
REAL ESTATE — 2.1%
American Tower, Cl A ‡	139,645	20,625,566

2

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 1.2%
NextEra Energy	74,733	$11,839,202

TOTAL COMMON STOCK (Cost $524,314,278)		949,721,720

CASH EQUIVALENT(A) — 2.4%

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.170% (Cost $23,045,930)	23,045,930	23,045,930

TOTAL INVESTMENTS — 99.8% (Cost $547,360,208)		$972,767,650

Percentages are based on Net Assets of $974,512,698.

(A)	The reporting rate is the 7-day effective yield as of January 31, 2018.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0900

3

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%

	Shares	Value
CONSUMER DISCRETIONARY — 17.6%
AutoZone *	17,055	$13,054,579
BorgWarner	57,416	3,230,224
Bright Horizons Family Solutions *	37,500	3,682,500
Carter’s	61,547	7,404,104
Delphi Automotive *	57,628	5,467,745
Delphi Technologies	1	55
Dollar Tree *	109,535	12,596,525
Hanesbrands	173,519	3,768,833
LKQ *	164,091	6,896,745
Marriott International, Cl A	62,924	9,271,222
Mohawk Industries *	26,483	7,443,312
O’Reilly Automotive *	19,810	5,243,509
Ross Stores	125,425	10,333,766
Tractor Supply	55,721	4,248,726
Ulta Beauty *	14,831	3,293,965
Whirlpool	35,700	6,476,694
		102,412,504
CONSUMER STAPLES — 5.7%
Brown-Forman, Cl B	100,425	6,959,453
Church & Dwight	123,307	6,023,547
Monster Beverage *	209,748	14,311,106
Sprouts Farmers Market *	217,481	6,074,244
		33,368,350
ENERGY — 2.1%
Cimarex Energy	47,564	5,336,681
Concho Resources *	43,539	6,854,780
		12,191,461
FINANCIALS — 4.5%
Ameriprise Financial	51,484	8,685,351
Intercontinental Exchange	99,048	7,313,704
MSCI, Cl A	28,390	3,952,740
TD Ameritrade Holding	116,951	6,524,696
		26,476,491
HEALTH CARE — 10.4%
Alkermes *	74,577	4,263,567
Edwards Lifesciences *	52,119	6,597,223
Encompass Health	153,603	8,128,671
Exact Sciences *	100,107	4,976,319

1

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
HCA Healthcare	54,238	$5,486,716
Humana	23,305	6,568,048
Jazz Pharmaceuticals *	24,682	3,597,155
Ligand Pharmaceuticals *	19,174	3,022,206
PRA Health Sciences *	72,988	6,646,287
Teleflex	18,962	5,266,695
Universal Health Services, Cl B	50,636	6,152,274
		60,705,161
INDUSTRIALS — 12.8%
AMETEK	93,963	7,169,377
HD Supply Holdings *	150,320	5,845,945
Hexcel	87,925	6,009,674
Hubbell, Cl B	39,089	5,314,150
IHS Markit *	91,103	4,348,346
Kansas City Southern	49,895	5,644,621
Masco	116,739	5,213,564
Parker-Hannifin	32,098	6,465,179
Pentair	64,408	4,605,172
Rexnord *	195,129	5,485,076
Roper Technologies	32,416	9,095,605
Stanley Black & Decker	20,021	3,328,091
TransUnion *	108,158	6,420,259
		74,945,059
INFORMATION TECHNOLOGY — 34.4%
Alliance Data Systems	47,882	12,289,394
Amphenol, Cl A	77,120	7,154,422
ANSYS *	44,386	7,174,997
Autodesk *	42,162	4,874,771
Check Point Software Technologies *	56,992	5,893,543
Citrix Systems *	34,216	3,173,876
Cognizant Technology Solutions, Cl A	198,731	15,497,043
Coherent *	9,428	2,446,755
EPAM Systems *	96,188	11,300,166
Euronet Worldwide *	88,348	8,293,227
Fidelity National Information Services	96,505	9,878,252
Fiserv *	134,006	18,873,405
FleetCor Technologies *	31,144	6,618,100
Global Payments	88,348	9,875,540
Microchip Technology	126,273	12,023,715
NXP Semiconductors *	95,552	11,496,817
PTC *	130,616	9,493,171

2

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Red Hat *	51,801	$6,805,615
Skyworks Solutions	77,543	7,537,955
TE Connectivity	76,272	7,820,168
WEX *	38,772	6,002,293
Worldpay, Cl A *	162,820	13,076,074
Xilinx	43,751	3,194,698
		200,793,997
MATERIALS — 5.1%
Ashland Global Holdings	28,072	2,037,746
Berry Global Group *	133,900	7,925,541
Crown Holdings *	73,836	4,286,180
FMC	86,124	7,865,705
International Flavors & Fragrances	38,242	5,747,773
Valvoline	77,014	1,898,395
		29,761,340
REAL ESTATE — 4.0%
Equinix ‡	19,492	8,872,563
Jones Lang LaSalle	31,038	4,852,791
SBA Communications, Cl A ‡ *	56,251	9,815,800
		23,541,154
TOTAL COMMON STOCK (Cost $415,387,547)		564,195,517

CASH EQUIVALENT(A) — 3.0%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.170% (Cost $17,585,747)	17,585,747	17,585,747

TOTAL INVESTMENTS — 99.6% (Cost $432,973,294)		$581,781,264

Percentages are based on Net Assets of $583,872,571.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of January 31, 2018.

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

3

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND JANUARY 31, 2018 (Unaudited)

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0800

4

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 66.3%

	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Comcast, Cl A	90,200	$3,836,206
Expedia	6,700	857,667
Home Depot	19,950	4,007,955
Tupperware Brands	77,100	4,453,296
VF	40,300	3,269,942
Walt Disney	15,350	1,668,084
		18,093,150

CONSUMER STAPLES — 3.8%
Kellogg	59,375	4,044,031
PepsiCo	44,000	5,293,200
Walgreens Boots Alliance	51,250	3,857,075
		13,194,306

ENERGY — 6.0%
Chevron	57,725	7,235,829
Kinder Morgan	277,650	4,992,147
Linn Energy *	4,433	175,103
Occidental Petroleum	82,125	6,156,911
Williams	62,200	1,952,458
		20,512,448

FINANCIALS — 13.0%
Ares Capital	282,900	4,512,255
Golub Capital	202,800	3,684,876
Hannon Armstrong Sustainable Infrastructure Capital ‡	188,685	4,102,012
Hercules Capital	189,473	2,402,518
JPMorgan Chase	82,825	9,580,368
Navient	256,225	3,651,206
Prudential Financial	55,175	6,555,894
US Bancorp	100,050	5,716,857
Wells Fargo	71,675	4,714,781
		44,920,767

HEALTH CARE — 6.9%
Allergan	4,600	829,196
Johnson & Johnson	49,425	6,830,041
Merck	97,775	5,793,169
Novartis ADR	47,550	4,282,353
Pfizer	159,775	5,918,066
		23,652,825

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 7.9%
Boeing	20,325	$7,202,570
Lockheed Martin	23,175	8,223,649
Union Pacific	41,800	5,580,300
United Parcel Service, Cl B	47,620	6,062,978
		27,069,497

INFORMATION TECHNOLOGY — 13.8%
Alphabet, Cl A *	4,100	4,847,102
Apple	42,020	7,035,409
Automatic Data Processing	42,200	5,217,186
Cisco Systems	97,700	4,058,458
Facebook, Cl A *	18,900	3,532,221
Microchip Technology	62,425	5,944,109
Microsoft	113,625	10,795,511
QUALCOMM	59,925	4,089,881
Visa, Cl A	16,350	2,031,160
		47,551,037

MATERIALS — 2.2%
DowDuPont	36,325	2,745,444
Praxair	29,025	4,687,247
		7,432,691

REAL ESTATE — 3.5%
Crown Castle International ‡	51,810	5,842,614
Weyerhaeuser ‡	161,600	6,066,464
		11,909,078

TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications	46,800	2,530,476

UTILITIES — 3.2%
American Water Works	39,600	3,293,532
NextEra Energy	18,529	2,935,364
NRG Yield, Cl A	56,475	1,063,424
NRG Yield, Cl C	204,050	3,856,545
		11,148,865
TOTAL COMMON STOCK (Cost $184,574,717)		228,015,140

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — 23.1%
	Face Amount	Value
CONSUMER DISCRETIONARY — 5.9%
Amazon.com 3.150%, 08/22/27(A)	$3,300,000	$3,236,511
Discovery Communications 3.800%, 03/13/24	2,000,000	2,013,088
Ford Motor Credit 3.336%, 03/18/21	2,855,000	2,864,362
General Motors Financial 2.967%, VAR ICE LIBOR USD 3 Month+1.270%, 10/04/19	2,000,000	2,027,090
Goodyear Tire & Rubber 5.125%, 11/15/23	1,200,000	1,230,000
Regal Entertainment Group 5.750%, 03/15/22	2,000,000	2,060,000
Sirius XM Radio 6.000%, 07/15/24(A)	750,000	785,625
Speedway Motorsports 5.125%, 02/01/23	1,835,000	1,867,113
Tenneco 5.375%, 12/15/24	630,000	657,562
Time Warner 3.600%, 07/15/25	3,500,000	3,458,939
		20,200,290

ENERGY — 2.3%
Chesapeake Energy 8.000%, 12/15/22(A)	390,000	418,275
DCP Midstream Operating 6.750%, 09/15/37(A)	1,500,000	1,698,750
Genesis Energy 6.000%, 05/15/23	1,700,000	1,723,375
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,786,006
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,370,237
5.625%, 03/01/25	750,000	819,836
		7,816,479

FINANCIALS — 5.6%
Ally Financial 3.750%, 11/18/19	3,500,000	3,530,625
Ares Capital 3.875%, 01/15/20	2,500,000	2,533,279
Bank of America MTN 3.950%, 04/21/25	3,250,000	3,307,322

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Group MTN 3.510%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	$3,000,000	$3,195,251
Morgan Stanley 2.487%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	4,000,000	4,075,871
Navient MTN 4.875%, 06/17/19	500,000	506,510
Wells Fargo MTN 4.100%, 06/03/26	2,000,000	2,059,694
		19,208,552

HEALTH CARE — 1.7%
Fresenius US Finance II 4.500%, 01/15/23(A)	2,000,000	2,080,400
HCA 6.500%, 02/15/20	1,150,000	1,226,187
5.000%, 03/15/24	1,250,000	1,301,562
Universal Health Services 4.750%, 08/01/22(A)	500,000	511,900
3.750%, 08/01/19(A)	750,000	756,563
		5,876,612

INDUSTRIALS — 0.8%
Masco 4.450%, 04/01/25	2,750,000	2,872,100

INFORMATION TECHNOLOGY — 2.3%
CommScope Technologies 6.000%, 06/15/25(A)	2,000,000	2,104,380
NXP BV 4.625%, 06/01/23(A)	1,000,000	1,042,800
4.625%, 06/15/22(A)	1,000,000	1,041,250
Sanmina 4.375%, 06/01/19(A)	1,750,000	1,782,813
Visa 3.150%, 12/14/25	2,000,000	1,995,992
		7,967,235

MATERIALS — 0.6%
NOVA Chemicals 5.000%, 05/01/25(A)	2,000,000	2,020,000

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 0.8%
Boston Properties 2.750%, 10/01/26	$1,000,000	$935,721
Sabra Health Care 5.500%, 02/01/21	2,000,000	2,052,500
		2,988,221

TELECOMMUNICATION SERVICES — 2.5%
Level 3 Financing 5.250%, 03/15/26	2,000,000	1,962,500
Sprint Capital 6.900%, 05/01/19	1,000,000	1,042,500
Sprint Spectrum 3.360%, 09/20/21(A)	3,281,250	3,293,555
Verizon Communications 3.500%, 11/01/24	2,250,000	2,263,610
		8,562,165

UTILITIES — 0.6%
AES 6.000%, 05/15/26	2,000,000	2,145,000

TOTAL CORPORATE OBLIGATIONS (Cost $78,198,268)		79,656,654

EXCHANGE TRADED FUNDS — 4.7%
	Shares
Nuveen AMT-Free Municipal Credit Income Fund	327,600	4,805,892
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	36,990	3,740,799
PowerShares Senior Loan Portfolio	324,400	7,535,812
TOTAL EXCHANGE TRADED FUNDS (Cost $16,649,520)		16,082,503

PREFERRED STOCK — 1.5%
	Shares
FINANCIALS — 0.6%
Wells Fargo, 7.500% *	1,700	2,176,000

HEALTH CARE — 0.2%
Allergan, 5.500% *	1,190	770,763

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value
REAL ESTATE — 0.7%
Crown Castle International, 6.875% ‡ *	1,000	$1,118,840
Public Storage, 4.900% ‡	50,000	1,150,000
		2,268,840
TOTAL PREFERRED STOCK (Cost $5,058,228)		5,215,603

U.S. TREASURY OBLIGATION — 1.3%
	Face Amount
U.S. Treasury Bond 2.500%, 02/15/45 (Cost $4,796,615)	$5,000,000	4,593,555

CASH EQUIVALENTS (B) — 3.2%

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 1.170%	10,958,975	10,958,975
TOTAL CASH EQUIVALENTS (Cost $10,958,975)		10,958,975

TOTAL INVESTMENTS — 100.1% (Cost $300,236,323)		$344,522,430

WRITTEN EQUITY OPTIONS — (0.1)%
	Contracts	Value
TOTAL WRITTEN OPTIONS — (0.1)% (Premiums Received $140,429)		(501,411)

Percentages are based on Net Assets of $344,147,364.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2018 was $20,772,821 which represents 6.0% of Net Assets
(B)	The reporting rate is the 7-day effective yield as of January 31, 2018.
(C)	Refer to table below for details on Options Contracts.
*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND JANUARY 31, 2018 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2018, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN EQUITY OPTIONS — (0.1)%

Call Options
Alphabet*	(41)	$(4,847,102)	$1,125.00	02/17/18	$(272,650)

Facebook*	(45)	(841,005)	190.00	02/17/18	(22,050)

JPMorgan Chase*	(150)	(1,735,050)	115.00	02/17/18	(36,000)

Microsoft*	(230)	(2,185,230)	92.50	02/17/18	(108,100)

Navient*	(450)	(641,250)	15.00	02/17/18	(4,950)

Praxair*	(80)	(1,291,920)	165.00	02/17/18	(8,800)

QUALCOMM*	(300)	(2,047,500)	70.00	02/17/18	(40,500)

Verizon Communications*	(120)	(648,840)	55.00	02/17/18	(5,760)

Walt Disney*	(153)	(1,662,651)	120.00	02/17/18	(2,601)
Total Written Equity Options					(501,411)

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ETF— Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

VAR — Variable

The following is a list of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$228,015,140	$—	$—	$228,015,140
Corporate Obligations	—	79,656,654	—	79,656,654
Exchange Traded Funds	16,082,503	—	—	16,082,503
Preferred Stock	5,215,603	—	—	5,215,603
U.S. Treasury Obligation	—	4,593,555	—	4,593,555
Cash Equivalents	10,958,975	—	—	10,958,975

Total Investments in Securities	$256,096,596	$88,425,834	$—	$344,522,430

Liabilities
Written Options	$(501,411)	$—	$—	$(501,411)

Total Liabilities	$(501,411)	$—	$—	$(501,411)

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018